Supplement to the currently effective Statement of Additional Information for the following funds:

Scudder Lifecycle Short Range Fund
Scudder Lifecycle Mid Range Fund

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Effective September 19, 2005, Scudder Lifecycle Short Range Fund and Scudder
Lifecycle Mid Range Fund are no longer available.







September 19, 2005